Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally do not grant stock options or other equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of quarterly results information or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Annual equity awards to all officers, including the NEOs, and directors are typically awarded by the Committee at a prescheduled meeting in February of each fiscal year with a grant date for such awards occurring on the second trading day following the Company’s release of earnings. Equity awards may occasionally be awarded on an off-cycle basis, including to new hires, promoted employees or new directors, with a grant date for such awards occurring on the second trading day following the Company’s release of earnings. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	We generally do not grant stock options or other equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of quarterly results information or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Annual equity awards to all officers, including the NEOs, and directors are typically awarded by the Committee at a prescheduled meeting in February of each fiscal year with a grant date for such awards occurring on the second trading day following the Company’s release of earnings. Equity awards may occasionally be awarded on an off-cycle basis, including to new hires, promoted employees or new directors, with a grant date for such awards occurring on the second trading day following the Company’s release of earnings.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We generally do not grant stock options or other equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of quarterly results information or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false